INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES (Details)
Current income tax expense	$ 27	$ 161	$ 327
Deferred income tax recovery	412	(1,569)	(960)
Total income tax expense (recovery)	$ 439	$ (1,408)	$ (633)